SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.

              Supplement to the Prospectus dated February 28, 2003

         Under the section entitled "Selecting a Share Class" on page 15 of the Prospectus, the second sentence of the second paragraph is replaced with the following:

         An investor may purchase Class B shares up to $250,000 in any one purchase.

         Also, under the section entitled "Selecting a Share Class" on page 15, the fifth bullet point under "Class B" is replaced in its entirety with the following:

            o Purchases in an amount over $250,000 will not be permitted. You should consult your financial adviser to determine whether other share classes are more beneficial given your circumstances.

         In addition, the following paragraph is added to the section entitled "Reducing your Class A sales charges" on page 17 of the
Prospectus:

            If you maintain brokerage accounts with multiple financial advisers, you may be entitled to a lower front-end sales load by aggregating the investments in those brokerage accounts. Please provide your account information to your financial adviser(s) to see if you may be eligible for a sales charge reduction.

            Effective September 1, 2003, the Net Asset Value Transfer Program is no longer being offered.

Dated: July 15, 2003

                SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
                              LifeStage Funds


              Supplement to the Prospectus dated February 28, 2003

         Under the section entitled "Selecting a Share Class" on page 12 of the Prospectus, the second sentence of the second paragraph is replaced with the following:

         An investor may purchase Class B shares up to $250,000 in any one purchase.

         Also, under the section entitled "Selecting a Share Class" on page 12, the fifth bullet point under "Class B" is replaced in its entirety with the following:

            o Purchases in an amount over $250,000 will not be permitted. You should consult your financial adviser to determine whether other share classes are more beneficial given your circumstances.

         In addition, the following paragraph is added to the section entitled "Reducing your Class A sales charges" on page 13 of the
Prospectus:

            If you maintain brokerage accounts with multiple financial advisers, you may be entitled to a lower front-end sales load by aggregating the investments in those brokerage accounts. Please provide your account information to your financial adviser(s) to see if you may be eligible for a sales charge reduction.

         Effective September 1, 2003, the Net Asset Value Transfer Program is no longer being offered.

Dated: July 15, 2003

                SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.

 Supplement to the Statement of Additional Information dated February 28, 2003


         Effective September 1, 2003, the Net Asset Value Transfer Program described on page B-67 of the Statement of Additional Information is no longer being offered.

Dated: July 15, 2003